SP FUNDS DOW JONES GLOBAL SUKUK ETF

SCHEDULE OF INVESTMENTS at February 28, 2021 (Unaudited)

	Principal Amount	Value
Corporate Sukuk - 41.7%
Airlines - 0.6%
Unity 1 Sukuk Ltd.
2.394%, 11/03/2025	$200,000	$203,900

Banks - 12.7%
AHB Sukuk Co. Ltd.
4.375%, 09/19/2023	200,000	217,000
Boubyan Sukuk Ltd.
2.593%, 02/18/2025	200,000	207,741
DIB Sukuk Ltd.
3.625%, 02/06/2023	400,000	419,290
2.950%, 02/20/2025	200,000	209,524
2.950%, 01/16/2026	400,000	419,490
EI Sukuk Co. Ltd.
1.827%, 09/23/2025	200,000	200,968
FAB Sukuk Co. Ltd.
3.625%, 03/05/2023	200,000	211,488
3.875%, 01/22/2024	400,000	432,648
2.500%, 01/21/2025	200,000	210,405
Noor Sukuk Co. Ltd.
4.471%, 04/24/2023	200,000	213,647
QIB Sukuk Ltd.
3.251%, 05/23/2022	200,000	205,300
3.982%, 03/26/2024	400,000	432,500
1.543% (3 Month LIBOR USD + 1.350%), 02/07/2025 (1)	200,000	202,451
1.950%, 10/27/2025	200,000	203,291
SIB Sukuk Co. III Ltd.
4.231%, 04/18/2023	200,000	213,753
2.850%, 06/23/2025	200,000	209,326
Warba Sukuk Ltd.
2.982%, 09/24/2024	200,000	210,500
		4,419,322
Chemicals - 0.6%
Equate Sukuk SPC Ltd.
3.944%, 02/21/2024	200,000	213,406

Commercial Services - 3.8%
D.P. World Crescent Ltd.
3.908%, 05/31/2023	400,000	422,104
4.848%, 09/26/2028	400,000	453,034
3.875%, 07/18/2029	200,000	212,494
3.750%, 01/30/2030	200,000	210,566
		1,298,198

Diversified Financial Services - 3.0%
DAE Sukuk Difc Ltd.
3.750%, 02/15/2026	200,000	208,189
MAR Sukuk Ltd.
3.025%, 11/13/2024	200,000	211,401
2.210%, 09/02/2025	200,000	204,964
QIIB Senior Sukuk Ltd.
1.760% (3 Month LIBOR USD + 1.520%), 09/30/2022 (1)	200,000	201,800
4.264%, 03/05/2024	200,000	216,809
		1,043,163
Electric - 11.6%
Saudi Electricity Global Sukuk Co.
4.211%, 04/03/2022	400,000	416,163
Saudi Electricity Global Sukuk Co. 2
3.473%, 04/08/2023	400,000	421,944
5.060%, 04/08/2043	400,000	487,102
Saudi Electricity Global Sukuk Co. 3
4.000%, 04/08/2024	400,000	433,856
5.500%, 04/08/2044	400,000	513,218
Saudi Electricity Global Sukuk Co. 4
4.222%, 01/27/2024	200,000	217,199
4.723%, 09/27/2028	400,000	473,708
Saudi Electricity Global Sukuk Co. 5
1.740%, 09/17/2025	200,000	202,373
2.413%, 09/17/2030	200,000	201,500
Tabreed Sukuk SPC Ltd.
5.500%, 10/31/2025	200,000	230,492
TNB Global Ventures Capital Bhd.
3.244%, 10/19/2026	200,000	213,724
4.851%, 11/01/2028	200,000	232,394
		4,043,673
Food - 0.6%
Almarai Sukuk Ltd.
4.311%, 03/05/2024	200,000	217,076

Investment Companies - 0.7%
Senaat Sukuk Ltd.
4.760%, 12/05/2025	200,000	227,647

Real Estate - 5.6%
Aldar Sukuk Ltd.
4.750%, 09/29/2025	200,000	224,089
Aldar Sukuk No. 2 Ltd.
3.875%, 10/22/2029	200,000	216,750
Emaar Sukuk Ltd.
3.635%, 09/15/2026	200,000	206,008
3.875%, 09/17/2029	200,000	202,065
EMG Sukuk Ltd.
4.564%, 06/18/2024	200,000	213,118
ESIC Sukuk Ltd.
3.939%, 07/30/2024	200,000	209,000
MAF Sukuk Ltd.
4.500%, 11/03/2025	200,000	221,626
4.638%, 05/14/2029	200,000	228,258
3.933%, 02/28/2030	200,000	217,750
		1,938,664
Telecommunications - 2.5%
Axiata SPV2 Bhd.
4.357%, 03/24/2026	200,000	226,836
2.163%, 08/19/2030	200,000	197,838
Saudi Telecom Co.
3.890%, 05/13/2029	400,000	451,182
		875,856
Total Corporate Sukuk
(Cost $14,247,636)		14,480,905

Foreign Government Sukuk - 56.9%
Multi-National - 12.5%
APICORP Sukuk Ltd.
3.141%, 11/01/2022	200,000	208,630
ICDPS Sukuk Ltd.
1.810%, 10/15/2025	200,000	200,265
IDB Trust Services Ltd.
2.393%, 04/12/2022	400,000	408,791
2.261%, 09/26/2022	400,000	411,524
3.100%, 03/15/2023	400,000	421,760
3.389%, 09/26/2023	400,000	429,134
2.843%, 04/25/2024	600,000	639,585
1.957%, 10/02/2024	600,000	624,095
1.809%, 02/26/2025	600,000	622,476
0.908%, 06/25/2025	400,000	399,758
		4,366,018

Sovereign - 44.4%
Hong Kong Sukuk 2017 Ltd.
3.132%, 02/28/2027	400,000	443,998
KSA Sukuk Ltd.
2.894%, 04/20/2022	1,600,000	1,642,554
3.628%, 04/20/2027	1,600,000	1,777,258
4.303%, 01/19/2029	600,000	693,081
2.969%, 10/29/2029	800,000	846,490
Malaysia Sovereign Sukuk Bhd.
3.043%, 04/22/2025	400,000	431,525
4.236%, 04/22/2045	100,000	124,847
Malaysia Sukuk Global Bhd.
3.179%, 04/27/2026	400,000	438,321
4.080%, 04/27/2046	200,000	245,332
Perusahaan Penerbit SBSN Indonesia III
3.400%, 03/29/2022	300,000	308,470
3.300%, 11/21/2022	400,000	418,034
3.750%, 03/01/2023	500,000	529,178
3.900%, 08/20/2024	200,000	218,475
4.350%, 09/10/2024	400,000	443,558
4.325%, 05/28/2025	600,000	670,314
2.300%, 06/23/2025	200,000	206,202
4.550%, 03/29/2026	600,000	681,186
4.150%, 03/29/2027	600,000	665,814
4.400%, 03/01/2028	600,000	676,503
4.450%, 02/20/2029	500,000	568,130
2.800%, 06/23/2030	400,000	404,004
3.800%, 06/23/2050	200,000	200,392
RAK Capital
3.094%, 03/31/2025	400,000	425,370
Sharjah Sukuk Ltd.
3.764%, 09/17/2024	200,000	215,084
Sharjah Sukuk Program Ltd.
3.854%, 04/03/2026	400,000	429,702
2.942%, 06/10/2027	400,000	409,550
4.226%, 03/14/2028	400,000	438,313
3.234%, 10/23/2029	240,000	247,152
SoQ Sukuk A Q.S.C
3.241%, 01/18/2023	600,000	630,399
		15,429,236
Total Foreign Government Sukuk
(Cost $19,601,007)		19,795,254

Total Investments in Securities - 98.6%
(Cost $33,848,643)	34,276,159
Other Assets in Excess of Liabilities - 1.4%	489,229
Total Net Assets - 100.0%	$34,765,388

LIBOR	London Interbank Offered Rate
(1)	Variable rate security; rate shown is the rate in effect on February 28, 2021. An index may have a negative rate. Interest rate may also be subject to a ceiling or floor.

			Percentage
			of Total
	Portfolio Diversification	Value	Investments
	Saudi Arabia	$12,767,243	37.3%
	United Arab Emerates	9,229,800	26.9
	Indonesia	5,990,260	17.5
	Malaysia	1,883,981	5.5
	Qatar	2,508,915	7.3
	Kuwait	631,647	1.8
	Jersey	820,315	2.4
	Hong Kong	443,998	1.3
	Total	$34,276,159	100.0%

Summary of Fair Value Exposure at February 28, 2021 (Unaudited)

The SP Funds Dow Jones Global Sukuk ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2021:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Sukuk (1)	$–	$14,480,905	$–	$14,480,905
Foreign Government Sukuk	–	19,795,254	–	19,795,254
Total Investments in Securities	$–	$34,276,159	$–	$34,276,159

(1) See Schedule of Investments for industry breakout.